Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Details) - Warrant - USD ($)		2 Months Ended	3 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	$ 23,747,676		$ 22,597,083
Recognized gain on change in fair value	9,055,313		10,184,653	$ (7,904,720)
Fair value of liability, ending balance	14,692,363		12,412,430	22,597,083
Public Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance		$ 12,880,575	12,075,000	7,927,238
Recognized gain on change in fair value		4,953,337	4,943,850	(4,147,762)
Fair value of liability, ending balance		$ 7,927,238	7,131,150	12,075,000
Private Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	9,358,640		8,773,333
Recognized gain on change in fair value	3,598,947		3,592,053	(3,013,640)
Fair value of liability, ending balance	5,759,693		5,181,280	8,773,333
Forward purchase Agreement
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	1,508,461		1,748,750
Recognized gain on change in fair value	503,029		1,648,750	(743,318)
Fair value of liability, ending balance	$ 1,005,432		$ 100,000	$ 1,748,750